SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Amounts owed to related parties	¥ 131	¥ 1,291
Amounts owed from related parties	¥ 242